Net Loss Per Share - Schedule of Basic and diluted net loss per share of common stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (43,555)	$ (28,476)
Denominator:
Weighted-average shares of common stock outstanding	5,153,711	875,279
Less: weighted-average unvested restricted shares of common stock	(288)	(1,045)
Weighted average number of shares outstanding, basic	5,153,423	874,234
Weighted average number of shares outstanding, diluted	5,153,423	874,234
Net loss per share attributable to common stockholders, basic	$ (8.45)	$ (32.57)
Net loss per share attributable to common stockholders, diluted	$ (8.45)	$ (32.57)